CAPITAL STOCK (Tables)	6 Months Ended
Sep. 30, 2022
Capital Stock
Common shares: Unlimited number of common shares without par value

	Six Months Ended September 30,
	2022		2021
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	13,349	$158,324	12,084	$130,649
Shares issued in Tarus acquisition	2,426	17,200	–	–
Shares issued in iOx exchange	1,070	9,737	–	–
Excess of non-controlling interest acquired over consideration – iOx	–	29,609	–	–
Shares issued to Lincoln Park’s Committed Purchase	94	900	–	–
Shares issued or accrued for services	8	60	3	60
Shares issued in public offering and ATM	–	–	1,241	27,216
Warrants exercised	–	–	13	291
Balance, end of period	16,947	$215,830	13,341	$158,216